Consolidated Statements of Changes in Equity Consolidated Statements of Changes in Equity - USD ($) $ in Millions	Total	Share capital	Capital reserve	Share premium	Statutory reserve	Share-based compensation reserves	Currency translation reserve	Retained earnings
Beginning balance at Dec. 31, 2017	$ 4,538	$ 81	$ 87	$ 1,428	$ 6	$ 88	$ (16)	$ 2,864
Effect of adoption of IFRS 9	24							24
Ending balance at Jan. 01, 2018	4,562	81	87	1,428	6	88	(16)	2,888
Beginning balance at Dec. 31, 2017	4,538	81	87	1,428	6	88	(16)	2,864
(Loss)/profit for the year	1,875							1,875
Other comprehensive income/(expense)	(12)						(12)
Total comprehensive income/(expense)	1,863						(12)	1,875
Exercise of share options	23			23
Transfer to share premium upon exercise of share options	0			6		(6)
Forfeiture of share options	0					(4)		4
Share-based compensation of the Company	14					14
Dividends to equity holders of the Company	(2,053)							(2,053)
Ending balance at Dec. 31, 2018	4,409	81	87	1,457	6	92	(28)	2,714
(Loss)/profit for the year	2,033							2,033
Other comprehensive income/(expense)	16						16
Total comprehensive income/(expense)	2,049						16	2,033
Exercise of share options	28			28
Transfer to share premium upon exercise of share options	0			6		(6)
Forfeiture of share options	0					(3)		3
Share-based compensation of the Company	14					14
Dividends to equity holders of the Company	(2,054)							(2,054)
Ending balance at Dec. 31, 2019	4,446	81	87	1,491	6	97	(12)	2,696
(Loss)/profit for the year	(1,523)							(1,523)
Other comprehensive income/(expense)	16						16
Total comprehensive income/(expense)	(1,507)						16	(1,523)
Exercise of share options	6			6
Transfer to share premium upon exercise of share options	0			1		(1)
Forfeiture of share options	0					(8)		8
Share-based compensation of the Company	9					9
Dividends to equity holders of the Company	(1,025)							(1,025)
Ending balance at Dec. 31, 2020	$ 1,929	$ 81	$ 87	$ 1,498	$ 6	$ 97	$ 4	$ 156